Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Balance at the beginning of the period, goodwill, gross	$ 2,038	$ 2,038	$ 2,038
Balance at the beginning of the period, accumulated impairment loss	(1,714)	(1,714)	(924)
Balance at the beginning of the period, goodwill, net	324	324	1,114
Impairments	0	0	(790)
Balance at the end of the period, goodwill, gross	2,038	2,038	2,038
Balance at the end of the period, accumulated impairment loss	(1,714)	(1,714)	(1,714)
Balance at the end of the period, goodwill, net	$ 324	$ 324	$ 324